T. Rowe Price
Variable Annuity Account
of First Security
Benefit Life Insurance
and Annuity Company
of New York
Financial Statements

Year ended December 31, 1996

Contents

Report of Independent Auditors. . . . . . . . . . . . .  2
Audited Financial Statements
     Balance Sheet            . . . . . . . . . . . . .  3
     Statement of Operations and
        Changes in Net Assets . . . . . . . . . . . . .  4
Notes to Financial Statements . . . . . . . . . . . . .  5

Report of Independent Auditors

The Contract Owners of T. Rowe Price Variable Annuity
Account of First Security Benefit Life Insurance and
Annuity Company of New York and The Board of
Directors of First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the accompanying balance sheet of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Company) as of December 31, 1996, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.
     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 1996, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

February 7, 1997


Balance Sheet
T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance and Annuity Company of New York
December 31, 1996
(Dollars in Thousands)

Assets

Investments:
   T. Rowe Price Portfolios:
      New America Growth Portfolio - 130,198
         shares at net asset value of $17.67
         per share (cost, $2,198) . . . . . . . .   $2,301
      International Stock Portfolio - 87,096
         shares at net asset value of $12.64
         per share (cost, $1,036) . . . . . . . .    1,101
      Equity Income Portfolio - 174,577 shares
         at net asset value of $15.26
         per share (cost, $2,483) . . . . . . . .    2,664
      Personal Strategy Balanced Portfolio -
         39,911 shares at net asset value of $13.44
         per share (cost, $512) . . . . . . . . .      536
      Limited-Term Bond Portfolio - 73,958 shares
         at net asset value of $4.93 per share
         (cost, $366) . . . . . . . . . . . . . .      365
                                                 _________

Total assets. . . . . . . . . . . . . . . . . . $    6,967
                                                 _________
                                                 _________

Net Assets

Net assets are represented by (Note 3):

                                   Number of   Unit
                                      Units    Value
                                     _______  ______


New America Growth Subaccount:
  Accumulation
     units. . . . . . . . . . .    143,768  $ 16.00  $ 2,301
  International Stock Subaccount:
     Accumulation
     units. . . . . . . . . . .     86,235    12.77    1,101
  Equity Income Subaccount:
     Accumulation
     units. . . . . . . . . . .    181,250    14.70    2,664
  Personal Strategy Balanced
     Subaccount:
     Accumulation
     units. . . . . . . . . . .     39,697    13.51      536
  Limited-Term Bond Subaccount:
     Accumulation
     units. . . . . . . . . . .     33,375    10.92      365
                                                     _______

Total net assets. . . . . . . .                      $ 6,967
                                                     _______
                                                     _______

See accompanying notes.

Statement of Operations and Changes in Net Assets

T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance and Annuity Company of New York
Year ended December 31, 1996
(Thousands)


                        New    Inter-        Personal Limited-
                      America nationalEquity Strategy   Term
                      Growth    Stock Income Balanced   Bond
                      Subac-   Subac- Subac-  Subac-   Subac-
                       count    count  count   count    count
                      ______    _____  _____   _____    _____

Dividend
 distributions. . .   $    2  $    9  $   45  $   11  $  14
Expenses (Note 2):
 Mortality and expense
 risk fee . . . . .      (6)     (3)      (7))   (2)     (1)
______. . . . . . .   ______  ______  ______  ______
Net investment
 income (loss). . .       (4)      6      38       9     13
Capital gain
 distributions. . .       15       5      11       9      -
Realized gain on
 investments. . . .       24       7      15       4      -
Unrealized appreciation
 (depreciation) on
 investments. . . .      103      65     181      24     (1)
                      ______  ______  ______  ______ ______
Net realized and unrealized gain
 (loss) on
 investments. . . .      142      77     207      37     (1)
                      ______  ______  ______  ______ ______
Net increase in net
 assets resulting
 from
 operations . . . .      138      83     245      46     12
Net assets at
 beginning of
 year . . . . . . .        -       -       -       -      -
Variable annuity
 deposits (Notes 2
 and 3) . . . . . .    2,318   1,094   2,526     543    834
Terminations and
 withdrawals (Notes 2
    and 3). . . . .     (155)    (76    (107)    (53)  (481)
                      ______  ______  ______  ______ ______

Net assets at end
 of year. . . . . .   $2,301  $1,101  $2,664  $  536  $ 365
                      ______  ______  ______  ______ ______
                      ______  ______  ______  ______ ______

Notes to Financial Statements
T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance and Annuity Company of New York
December 31, 1996
See accompanying notes.

1.   Organization and Significant Accounting Policies

Organization

T. Rowe Price Variable Annuity Account (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into five subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund. Purchase payments received by the Account are invested in one of the Portfolios of either
T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the Owners, purchase payments are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, and Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment grade debt securities.
     T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each Portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisors are responsible for managing the Portfolio's assets in accordance with the terms of the investment advisory contracts.

Investment Valuation

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.
     The cost of investments purchased and proceeds from investments sold during 1996 were as follows:

                                      1996
                            _________________________

                              Cost of    Proceeds
                             Purchases  From Sales
                            ___________ ___________

                                 (In Thousands)

New America
   Growth Portfolio           $2,498        $324

International Stock
   Portfolio                   1,151         122

Equity Income Portfolio        2,813         345

Personal Strategy
   Balanced Portfolio            578          70

Limited-Term
   Bond Portfolio                872         506

Notes to Financial Statements (cont.)
T. Rowe Price Variable Annuity Account
of First Security Benefit Life Insurance and Annuity Company of New York
December 31, 1996

Annuity Reserves

As of December 31, 1996, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Portfolio. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

Under current law, no federal income taxes are payable with respect to the Account.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.   Variable Annuity Contract Charges

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of .55% of the average daily net assets of each account.
     When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.   Summary of Unit Transactions
                                          Units
                                       ___________

                                          1996
                                       ___________

                                     (in Thousands)
                                       ___________

New America Growth Subaccount:
  Variable annuity deposits               154
  Terminations and withdrawals             11

International Stock Subaccount:
  Variable annuity deposits                92
  Terminations and withdrawals              6

Equity Income Subaccount:
  Variable annuity deposits               189
  Terminations and withdrawals              8

Personal Strategy Balanced Subaccount:
  Variable annuity deposits                44
  Terminations and withdrawals              4

Limited-Term Bond Subaccount:
  Variable annuity deposits                 7
  Terminations and withdrawals             44